Balances of Investments in Affiliates (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	$ 182,461	¥ 1,254,510	¥ 824,513
Total investment in affiliates	200,001	1,375,110	968,622
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	1,149	7,903	10,849
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	564	3,878	3,889
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	13,237	91,012	86,465
Wuhu Bona Film Investment Management Limited
Schedule of Investments [Line Items]
Equity investments	184	1,266	2,721
Shanghai Weiying Gopher Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments			1,680
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	1,356	9,324	9,577
Hainan Alibaba Picture Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	582	4,000	4,000
Others
Schedule of Investments [Line Items]
Equity investments	468	3,217	3,879
Rongyao Insurance Broker
Schedule of Investments [Line Items]
Equity investments			21,049
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	21,002	144,402	145,150
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	27,514	189,175	89,922
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	132,350	909,964	589,398
Others Investment
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	$ 1,595	¥ 10,969	¥ 43